Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 74,002,500,000.00
Previously Paid Amount	87,000.00
Total Fee Amount	6,438,217.50
Total Offset Amount	0.00
Net Fee	$ 6,351,217.50
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A